Offerings	Sep. 23, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2038
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 996,720,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,597.83
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. (2) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The maximum aggregate offering price is based on an initial price to the public of 99.672% of the $1,000,000,000 aggregate principal amount of 5.400% Senior Notes due 2038.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. (3) Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate registration fee is payable with respect to any guarantees.